Statements of Stockholders' Equity (Deficit) (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2007	Dec. 31, 2006
Common stock, per share	$ 0.001
Conversion of notes payable (in Dollars)				$ 501,873
Net issuance cost (in Dollars)	$ 85,807	$ 59,978	$ 70,082	$ 610,609
Series A Preferred Stock [Member] | Series A Preferred Stock [Member]
Preferred stock, per share	$ 0.05	$ 0.61	$ 0.61	$ 0.61
Exercise of stock options, per share			$ 0.06
Series A Preferred Stock [Member]
Preferred stock, per share	$ 0.001
Series B Preferred Stock [Member]
Preferred stock, per share	$ 0.001
Common Stock [Member]
Common stock, per share					$ 0.001